Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayments to suppliers		$ 1,252,094	$ 4,177,537
Loans receivables	[1]	254,668	727,765
Deposit			691,070
Prepayments to technical provider		618,479	669,481
VAT-in			560,155
Prepayment to Weilan	[2]		448,946
Receivable from disposal of subsidiaries			408,106
Investment receivables from the investors		2,000,000
Other current assets		263,945	226,173
Total		$ 4,389,186	$ 7,909,233

[1]	Loans receivables to third parties mainly represent loan agreements entered with certain third-party companies to support their daily operation or bridge loan of mortgage with maturity from six to nine months and the interest rate from 0.03% to 0.5% per day.
[2]	In the year ended March 31, 2022, the Company signed a cooperation agreement with a third party to invest in Hangzhou Weilan Automobile Co., Ltd. (“Weilan”) and paid $448,946 to the shareholders of Weilan. In June 2022, both parties agreed to terminate the cooperation agreement and the Company collected the full prepayment.